Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024 Oct 1 – Dec 31	$ 71
2025	193	$ 231
2026	199	237
2027	205	242
2028	212	248
Thereafter	2,054	216
Total lease payments	2,934	3,238
Less imputed interest	(1,721)	(1,811)
Total	$ 1,213	$ 1,427